Securities (Gross Realized Gains and Losses on Sales of Securities Available-for-Sale) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities [Abstract]
Gross realized gains	$ 626,000	$ 1,199,000	$ 908,000
Gross realized losses	0	29,000	27,000
Proceeds from sale of securities	44,976,000	66,263,000	$ 42,348,000
Available-for-sale Securities Pledged as Collateral	$ 97,671,000	$ 102,994,000